Gold loan payable and gold in trust (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Repayment of gold loan payable	$ 7,143,795
Gold Loan [Member]
IfrsStatementLineItems [Line Items]
Gold loan payable, beginning balance	8,128,263	5,659,118
Accrued interest expense	114,262	295,551
Fair value adjustments	1,121,669		1,199,904
Loss on derecognition		372,941
Foreign exchange difference	(402,803)	600,749
Repayment of gold loan payable	(8,961,391)
Gold loan payable, ending balance		$ 8,128,263	$ 5,659,118